Other current assets	12 Months Ended
Dec. 31, 2011
Other current assets
5	Other current assets

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Payments in advance	20,549,650	27,085,975	4,298,747
Project and tendering deposits	13,136,973	11,876,585	1,884,903
Other receivables	33,948,280	17,588,896	2,791,489
Prepaid expenses	227,965	79,100	12,554
Total	67,862,868	56,630,556	8,987,693

Payments in advance represent part of purchase contract amount for which the equipment has not been delivered from the suppliers as of the end of year.

Other receivables mainly include considerations for the disposals of a subsidiary and an equity accounted investment, deposits and staff advances for operations.

Included in other receivables is allowance for doubtful debt of RMB2,077,500 and RMB3,811,959 as of December 31, 2010 and 2011, respectively.